Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
CTIVP® – Victory Sycamore Established Value Fund - Class 1
Shareholder Report [Line Items]
Fund Name	CTIVP® – Victory Sycamore Established Value Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP ® – Victory Sycamore Established Value Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 41	0.82% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 439,939,432
Holdings Count | Holding	74
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 439,939,432
Total number of portfolio holdings	74
Portfolio turnover for the reporting period	28%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
U.S. Foods Holding Corp.	2.4%
Alliant Energy Corp.	2.4%
Crown Holdings, Inc.	2.0%
Quest Diagnostics, Inc.	1.9%
Fidelity National Financial, Inc.	1.9%
Performance Food Group, Inc.	1.9%
Willis Towers Watson PLC	1.8%
Genpact Ltd.	1.8%
Expedia Group, Inc.	1.8%
American Water Works Co., Inc.	1.8%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
U.S. Foods Holding Corp.	2.4%
Alliant Energy Corp.	2.4%
Crown Holdings, Inc.	2.0%
Quest Diagnostics, Inc.	1.9%
Fidelity National Financial, Inc.	1.9%
Performance Food Group, Inc.	1.9%
Willis Towers Watson PLC	1.8%
Genpact Ltd.	1.8%
Expedia Group, Inc.	1.8%
American Water Works Co., Inc.	1.8%

CTIVP® – Victory Sycamore Established Value Fund - Class 2
Shareholder Report [Line Items]
Fund Name	CTIVP® – Victory Sycamore Established Value Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP ® – Victory Sycamore Established Value Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 53	1.07% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%	[1]
Net Assets	$ 439,939,432
Holdings Count | Holding	74
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 439,939,432
Total number of portfolio holdings	74
Portfolio turnover for the reporting period	28%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
U.S. Foods Holding Corp.	2.4%
Alliant Energy Corp.	2.4%
Crown Holdings, Inc.	2.0%
Quest Diagnostics, Inc.	1.9%
Fidelity National Financial, Inc.	1.9%
Performance Food Group, Inc.	1.9%
Willis Towers Watson PLC	1.8%
Genpact Ltd.	1.8%
Expedia Group, Inc.	1.8%
American Water Works Co., Inc.	1.8%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
U.S. Foods Holding Corp.	2.4%
Alliant Energy Corp.	2.4%
Crown Holdings, Inc.	2.0%
Quest Diagnostics, Inc.	1.9%
Fidelity National Financial, Inc.	1.9%
Performance Food Group, Inc.	1.9%
Willis Towers Watson PLC	1.8%
Genpact Ltd.	1.8%
Expedia Group, Inc.	1.8%
American Water Works Co., Inc.	1.8%

CTIVP® – Victory Sycamore Established Value Fund - Class 3
Shareholder Report [Line Items]
Fund Name	CTIVP® – Victory Sycamore Established Value Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about CTIVP ® – Victory Sycamore Established Value Fund (the Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 46	0.94% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.94%	[1]
Net Assets	$ 439,939,432
Holdings Count | Holding	74
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 439,939,432
Total number of portfolio holdings	74
Portfolio turnover for the reporting period	28%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
U.S. Foods Holding Corp.	2.4%
Alliant Energy Corp.	2.4%
Crown Holdings, Inc.	2.0%
Quest Diagnostics, Inc.	1.9%
Fidelity National Financial, Inc.	1.9%
Performance Food Group, Inc.	1.9%
Willis Towers Watson PLC	1.8%
Genpact Ltd.	1.8%
Expedia Group, Inc.	1.8%
American Water Works Co., Inc.	1.8%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
U.S. Foods Holding Corp.	2.4%
Alliant Energy Corp.	2.4%
Crown Holdings, Inc.	2.0%
Quest Diagnostics, Inc.	1.9%
Fidelity National Financial, Inc.	1.9%
Performance Food Group, Inc.	1.9%
Willis Towers Watson PLC	1.8%
Genpact Ltd.	1.8%
Expedia Group, Inc.	1.8%
American Water Works Co., Inc.	1.8%

[1]	Annualized.